UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-21142

Investment Company Act File Number

Eaton Vance Municipal Bond Fund

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

September 30

Date of Fiscal Year End

June 30, 2016

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Municipal Bond Fund

June 30, 2016

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 160.6%

Security	Principal Amount (000’s omitted)	Value
Education — 15.0%
California Educational Facilities Authority, (University of Southern California), 5.25%, 10/1/38(1)	$9,750	$10,728,705
Houston Higher Education Finance Corp., TX, (St. John’s School), 5.25%, 9/1/33(2)	3,985	4,679,984
Houston Higher Education Finance Corp., TX, (William Marsh Rice University), 5.00%, 5/15/35(1)	15,000	17,251,200
Massachusetts Health and Educational Facilities Authority, (Boston College), 5.50%, 6/1/27	5,810	7,950,869
Massachusetts Health and Educational Facilities Authority, (Boston College), 5.50%, 6/1/30	8,325	11,750,488
New York Dormitory Authority, (Rockefeller University), 5.00%, 7/1/40(1)	15,300	17,183,583
North Carolina Capital Facilities Finance Agency, (Duke University), 5.00%, 10/1/38(1)	13,500	15,007,410
North Carolina Capital Facilities Finance Agency, (Duke University), 5.00%, 10/1/41(1)	10,000	12,522,400
University of California, Prerefunded to 5/15/19, 5.25%, 5/15/39	720	813,082
University of California, Prerefunded to 5/15/19, 5.25%, 5/15/39	2,460	2,769,984
University of Massachusetts Building Authority, 5.00%, 11/1/39(1)	14,175	17,013,969
University of Michigan, 5.00%, 4/1/40	25	31,640
University of Michigan, 5.00%, 4/1/40(1)	15,000	18,984,000
University of Nebraska, 5.00%, 7/1/40	20	24,735
University of Nebraska, 5.00%, 7/1/40(1)	11,800	14,593,768

		$151,305,817

Electric Utilities — 2.3%
Energy Northwest, WA, (Columbia Generating Station), 5.00%, 7/1/40	$2,320	$2,826,595
Pima County Industrial Development Authority, AZ, (Tucson Electric Power Co.), 5.25%, 10/1/40	10,000	11,310,500
Unified Government of Wyandotte County/Kansas City Board of Public Utilities, KS, 5.00%, 9/1/36	3,425	3,975,843
Utility Debt Securitization Authority, NY, 5.00%, 12/15/35	4,500	5,528,970

		$23,641,908

Escrowed/Prerefunded — 5.5%
Charleston, SC, Waterworks and Sewer Revenue, Prerefunded to 1/1/21, 5.00%, 1/1/35	$2,735	$3,230,719
Connecticut Health and Educational Facilities Authority, (Wesleyan University), Prerefunded to 7/1/20, 5.00%, 7/1/39(1)	14,700	17,130,498
Pennsylvania Turnpike Commission, Prerefunded to 12/1/20, 6.00%, 12/1/34	720	878,911
South Carolina Public Service Authority, Prerefunded to 1/1/19, 5.50%, 1/1/38	565	632,845
South Carolina Public Service Authority, Prerefunded to 1/1/19, 5.50%, 1/1/38	6,545	7,330,923
Tarrant County Cultural Education Facilities Finance Corp., TX, (Scott & White Healthcare), Prerefunded to 8/15/20, 5.25%, 8/15/40	5,655	6,664,022
Tarrant County Cultural Education Facilities Finance Corp., TX, (Scott & White Healthcare), Prerefunded to 8/15/20, 5.25%, 8/15/40	450	529,290
Tennessee School Bond Authority, Prerefunded to 5/1/18, 5.50%, 5/1/38	5,000	5,446,850
University of California, Prerefunded to 5/15/19, 5.25%, 5/15/39	1,270	1,434,186
University of Colorado, (University Enterprise Revenue), Prerefunded to 6/1/21, 5.25%, 6/1/36(1)	10,000	12,069,800

		$55,348,044

Security	Principal Amount (000’s omitted)	Value
General Obligations — 17.2%
California, 5.00%, 10/1/33	$15	$18,875
California, 5.00%, 10/1/33(1)	18,800	23,656,604
Chicago Park District, IL, (Harbor Facilities), 5.25%, 1/1/37(1)	8,320	9,292,442
Delaware Valley Regional Finance Authority, PA, 5.75%, 7/1/32	3,000	4,093,110
Klein Independent School District, TX, (PSF Guaranteed), 5.00%, 2/1/36(1)	2,000	2,323,140
Massachusetts, 5.00%, 7/1/35(1)	10,000	12,451,100
Miami-Dade County, FL, 4.00%, 7/1/37	15,970	18,184,560
Mississippi, 5.00%, 10/1/30(1)	10,000	11,930,100
Mississippi, 5.00%, 10/1/36(1)	12,075	14,310,807
New York, NY, 5.00%, 10/1/32	10,000	12,041,600
Oregon, 5.00%, 8/1/35(1)	6,750	7,946,437
Oregon, 5.00%, 8/1/36	2,000	2,354,500
Port of Houston Authority of Harris County, TX, 5.00%, 10/1/35	7,500	8,726,325
Tacoma School District No. 10, WA, 5.00%, 12/1/39(1)	10,000	12,399,000
Washington, 4.00%, 7/1/28(1)	10,000	11,350,100
Washington, 5.00%, 2/1/35(1)	18,250	22,344,570

		$173,423,270

Hospital — 12.3%
California Health Facilities Financing Authority, (Catholic Healthcare West), 5.25%, 3/1/27	$1,000	$1,181,700
California Health Facilities Financing Authority, (Catholic Healthcare West), 5.25%, 3/1/28	1,770	2,071,555
California Health Facilities Financing Authority, (Cedars-Sinai Medical Center), 5.00%, 8/15/39	11,570	13,001,672
Hawaii Department of Budget and Finance, (Hawaii Pacific Health), 5.50%, 7/1/38	2,790	3,393,617
Highlands County Health Facilities Authority, FL, (Adventist Health System), 5.25%, 11/15/36	7,190	7,316,904
Knox County Health, Educational and Housing Facilities Board, TN, (Covenant Health), 0.00%, 1/1/38	5,040	1,737,187
Knox County Health, Educational and Housing Facilities Board, TN, (Covenant Health), 0.00%, 1/1/41	10,000	2,948,200
Massachusetts Development Finance Agency, (Partners HealthCare System), 5.00%, 7/1/41(1)	10,000	12,350,000
Michigan Hospital Finance Authority, (Henry Ford Health System), 5.25%, 11/15/46	5,355	5,452,836
New Jersey Health Care Facilities Financing Authority, (Robert Wood Johnson University Hospital), 5.25%, 7/1/35	4,385	5,234,462
Ohio Higher Educational Facility Commission, (Cleveland Clinic Health System), 5.00%, 1/1/32	10,950	13,005,205
Tampa, FL, (BayCare Health System), 5.00%, 11/15/46(1)	12,000	14,741,640
West Virginia Hospital Finance Authority, (West Virginia United Health System Obligated Group), 5.375%, 6/1/38	7,605	9,079,457
Wisconsin Health and Educational Facilities Authority, (Ascension Health Alliance Senior Credit Group), 5.00%, 11/15/41(1)	11,500	13,480,070
Wisconsin Health and Educational Facilities Authority, (Ascension Senior Credit Group), 4.50%, 11/15/39	16,000	18,938,080

		$123,932,585

Industrial Development Revenue — 0.5%
Maricopa County Pollution Control Corp., AZ, (El Paso Electric Co.), 4.50%, 8/1/42	$4,245	$4,599,160

		$4,599,160

Insured-Education — 2.2%
Massachusetts Development Finance Agency, (College of the Holy Cross), (AMBAC), 5.25%, 9/1/32	$15,900	$22,343,793

		$22,343,793

Security	Principal Amount (000’s omitted)	Value
Insured-Electric Utilities — 0.9%
Louisiana Energy and Power Authority, (AGM), 5.25%, 6/1/38	$4,905	$5,863,732
Paducah Electric Plant Board, KY, (AGC), 5.25%, 10/1/35	2,735	3,008,363

		$8,872,095

Insured-Escrowed/Prerefunded — 10.0%
American Municipal Power-Ohio, Inc., OH, (Prairie State Energy Campus), (AGC), Prerefunded to 2/15/19, 5.75%, 2/15/39	$5,000	$5,655,950
Bossier City, LA, Utilities Revenue, (BHAC), Prerefunded to 10/1/18, 5.25%, 10/1/26	3,185	3,509,074
Bossier City, LA, Utilities Revenue, (BHAC), Prerefunded to 10/1/18, 5.25%, 10/1/27	1,985	2,186,974
Bossier City, LA, Utilities Revenue, (BHAC), Prerefunded to 10/1/18, 5.50%, 10/1/38	3,170	3,510,204
Colorado Health Facilities Authority, (Catholic Health), (AGM), Prerefunded to 4/29/18, 5.10%, 10/1/41(1)	11,500	12,445,530
District of Columbia Water and Sewer Authority, (AGC), Prerefunded to 10/1/18, 5.00%, 10/1/34(1)	8,500	9,325,435
Iowa Finance Authority, Health Facilities, (Iowa Health System), (AGC), Prerefunded to 8/15/19, 5.625%, 8/15/37	2,625	3,018,855
Kane, Cook and DuPage Counties School District No. 46, IL, (AMBAC), Escrowed to Maturity, 0.00%, 1/1/22	13,145	12,203,555
New Jersey Economic Development Authority, (School Facilities Construction), (AGC), Prerefunded to 12/15/18, 5.50%, 12/15/34	1,875	2,097,244
San Diego County Water Authority, CA, Certificates of Participation, (AGM), Prerefunded to 5/1/18, 5.00%, 5/1/38(1)	24,000	25,943,040
South Carolina Public Service Authority, (BHAC), Prerefunded to 1/1/19, 5.50%, 1/1/38	625	700,050
South Carolina Public Service Authority, (BHAC), Prerefunded to 1/1/19, 5.50%, 1/1/38	7,215	8,081,377
Texas Transportation Commission, (Central Texas Turnpike System), (AMBAC), Escrowed to Maturity, 0.00%, 8/15/20	5,570	5,325,533
Washington Health Care Facilities Authority, (MultiCare Health System), (AGC), Prerefunded to 8/15/19, 6.00%, 8/15/39	5,795	6,740,338

		$100,743,159

Insured-General Obligations — 8.2%
Chicago Park District, IL, (Limited Tax Park), (BAM), 5.00%, 1/1/39	$35	$40,076
Chicago Park District, IL, (Limited Tax Park), (BAM), 5.00%, 1/1/39(1)	13,600	15,572,544
Cincinnati City School District, OH, (AGM), (FGIC), 5.25%, 12/1/30	3,750	5,235,713
Clark County, NV, (AMBAC), 2.50%, 11/1/36	11,845	11,385,888
Frisco Independent School District, TX, (AGM), (PSF Guaranteed), 2.75%, 8/15/39	9,530	9,532,287
Kane, Cook and DuPage Counties School District No. 46, IL, (AMBAC), 0.00%, 1/1/22	16,605	14,693,433
Palm Springs Unified School District, CA, (AGC), 5.00%, 8/1/32	8,955	10,141,179
Port Arthur Independent School District, TX, (AGC), 4.75%, 2/15/38(1)	10,950	11,627,367
Yuma and La Paz Counties Community College District, AZ, (Arizona Western College), (NPFG), 3.75%, 7/1/31	4,275	4,280,771

		$82,509,258

Insured-Hospital — 9.5%
Arizona Health Facilities Authority, (Banner Health), (BHAC), 5.375%, 1/1/32	$8,250	$8,819,085
California Statewide Communities Development Authority, (Sutter Health), (AGM), 5.05%, 8/15/38(1)	11,000	11,775,280
Illinois Finance Authority, (Children’s Memorial Hospital), (AGC), 5.25%, 8/15/47(1)	15,000	16,158,744
Maricopa County Industrial Development Authority, AZ, (Catholic Healthcare West), (BHAC), 5.25%, 7/1/32	1,675	1,746,975
Maryland Health and Higher Educational Facilities Authority, (LifeBridge Health), (AGC), 4.75%, 7/1/47(1)	19,150	19,645,219
New Jersey Health Care Facilities Financing Authority, (Virtua Health), (AGC), 5.50%, 7/1/38	13,115	14,852,344
Washington Health Care Facilities Authority, (Providence Health Care), Series C, (AGM), 5.25%, 10/1/33(1)	8,700	9,480,651
Washington Health Care Facilities Authority, (Providence Health Care), Series D, (AGM), 5.25%, 10/1/33(1)	12,605	13,753,945

		$96,232,243

Security	Principal Amount (000’s omitted)	Value
Insured-Industrial Development Revenue — 1.0%
Pennsylvania Economic Development Financing Authority, (Aqua Pennsylvania, Inc.), (BHAC), 5.00%, 10/1/39(1)	$9,000	$10,098,360

		$10,098,360

Insured-Lease Revenue/Certificates of Participation — 0.1%
New Jersey Economic Development Authority, (School Facilities Construction), (AGC), 5.50%, 12/15/34	$1,035	$1,134,608

		$1,134,608

Insured-Other Revenue — 1.7%
Harris County-Houston Sports Authority, TX, (AGM), (NPFG), 0.00%, 11/15/34	$16,795	$8,946,361
New York City Industrial Development Agency, NY, (Yankee Stadium), (AGC), 7.00%, 3/1/49	6,750	7,838,167

		$16,784,528

Insured-Solid Waste — 0.5%
Palm Beach County Solid Waste Authority, FL, (BHAC), 5.00%, 10/1/24	$2,760	$3,124,513
Palm Beach County Solid Waste Authority, FL, (BHAC), 5.00%, 10/1/26	1,575	1,774,899

		$4,899,412

Insured-Special Tax Revenue — 5.4%
Alabama Public School and College Authority, (AGM), 2.50%, 12/1/27	$15,975	$16,091,298
Houston, TX, Hotel Occupancy Tax, (AMBAC), 0.00%, 9/1/24	18,035	14,341,071
Miami-Dade County, FL, Professional Sports Franchise Facilities, (AGC), 7.00%, (0.00% until 10/1/19), 10/1/39	15,000	18,613,500
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	28,945	5,277,253

		$54,323,122

Insured-Student Loan — 0.6%
Maine Educational Loan Authority, (AGC), 5.625%, 12/1/27	$5,540	$6,080,316

		$6,080,316

Insured-Transportation — 12.6%
Chicago, IL, (O’Hare International Airport), (AGM), 4.75%, 1/1/34(1)	$21,640	$22,757,489
Chicago, IL, (O’Hare International Airport), (AGM), 5.00%, 1/1/28	2,500	2,998,200
Chicago, IL, (O’Hare International Airport), (AGM), 5.00%, 1/1/29	1,000	1,196,220
Chicago, IL, (O’Hare International Airport), (AGM), 5.125%, 1/1/30	1,800	2,170,026
Chicago, IL, (O’Hare International Airport), (AGM), 5.125%, 1/1/31	1,570	1,888,459
Chicago, IL, (O’Hare International Airport), (AGM), 5.25%, 1/1/32	1,015	1,225,521
Chicago, IL, (O’Hare International Airport), (AGM), 5.25%, 1/1/33	1,150	1,387,739
Clark County, NV, (Las Vegas-McCarran International Airport), (AGM), 5.25%, 7/1/39	8,080	9,104,301
E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/21	10,200	9,323,616
E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/39	25,000	9,312,500
Harris County, TX, Toll Road Revenue, (BHAC), (NPFG), 5.00%, 8/15/33(1)	7,800	8,169,174
Manchester, NH, (Manchester-Boston Regional Airport), (AGM), 5.125%, 1/1/30	6,710	7,211,707
Metropolitan Washington Airports Authority, D.C., (BHAC), 5.00%, 10/1/29	1,785	1,999,343
New Jersey Transportation Trust Fund Authority, (AGC), 5.50%, 12/15/38	11,700	12,736,971
North Carolina Turnpike Authority, (Triangle Expressway System), (AGC), 5.50%, 1/1/29	1,015	1,113,313
North Carolina Turnpike Authority, (Triangle Expressway System), (AGC), 5.75%, 1/1/39	1,160	1,283,076
Port Palm Beach District, FL, (XLCA), 0.00%, 9/1/24	1,605	1,163,705
Port Palm Beach District, FL, (XLCA), 0.00%, 9/1/25	1,950	1,352,832
Port Palm Beach District, FL, (XLCA), 0.00%, 9/1/26	1,000	666,470
San Joaquin Hills Transportation Corridor Agency, CA, (Toll Road Bonds), (NPFG), 0.00%, 1/15/25	26,215	20,865,305
Texas Transportation Commission, (Central Texas Turnpike System), (AMBAC), 0.00%, 8/15/20	10,275	9,689,017

		$127,614,984

Security	Principal Amount (000’s omitted)	Value
Insured-Water and Sewer — 5.1%
Chicago, IL, Wastewater Transmission Revenue, (BHAC), 5.50%, 1/1/38	$2,060	$2,179,768
Chicago, IL, Wastewater Transmission Revenue, (NPFG), 0.00%, 1/1/23	13,670	10,982,341
DeKalb County, GA, Water and Sewerage Revenue, (AGM), 5.25%, 10/1/32(1)	10,000	13,118,100
Detroit, MI, Water Supply System, (NPFG), 5.00%, 7/1/34	10	10,032
Massachusetts Water Resources Authority, (AGM), 5.25%, 8/1/32	5,540	7,896,827
Massachusetts Water Resources Authority, (AGM), 5.25%, 8/1/38	1,070	1,583,343
Michigan Finance Authority, (Detroit Water and Sewerage Department), (AGM), 5.00%, 7/1/32	2,615	3,115,773
Michigan Finance Authority, (Detroit Water and Sewerage Department), (AGM), 5.00%, 7/1/33	2,240	2,659,978
Michigan Finance Authority, (Detroit Water and Sewerage Department), (AGM), 5.00%, 7/1/35	2,730	3,222,246
Michigan Finance Authority, (Detroit Water and Sewerage Department), (AGM), 5.00%, 7/1/37	2,240	2,629,693
San Luis Obispo County, CA, (Nacimiento Water Project), (NPFG), 4.50%, 9/1/40	3,535	3,684,071

		$51,082,172

Lease Revenue/Certificates of Participation — 3.4%
Hudson Yards Infrastructure Corp., NY, 5.75%, 2/15/47	$1,980	$2,347,191
North Carolina, Limited Obligation Bonds, 5.00%, 5/1/26	10	12,607
North Carolina, Limited Obligation Bonds, 5.00%, 5/1/26(1)	16,000	20,170,560
North Carolina, Limited Obligation Bonds, 5.00%, 5/1/30(1)	10,000	11,737,200

		$34,267,558

Other Revenue — 2.5%
New York City Transitional Finance Authority, NY, (Building Aid), 5.00%, 7/15/36(1)	$10,750	$12,589,325
Oregon Department of Administrative Services, Lottery Revenue, 5.25%, 4/1/30	9,200	10,849,744
Texas Municipal Gas Acquisition and Supply Corp. III, Gas Supply Revenue, 5.00%, 12/15/30	1,700	1,955,272

		$25,394,341

Senior Living/Life Care — 0.1%
Maryland Health and Higher Educational Facilities Authority, (Charlestown Community, Inc.), 6.125%, 1/1/30	$1,175	$1,396,934

		$1,396,934

Special Tax Revenue — 13.5%
Central Puget Sound Regional Transit Authority, WA, Sales and Use Tax Revenue, 5.00%, 11/1/30	$20	$25,556
Central Puget Sound Regional Transit Authority, WA, Sales and Use Tax Revenue, 5.00%, 11/1/30(1)	12,575	16,068,335
Connecticut, Special Tax Obligation, (Transportation Infrastructure), 5.00%, 1/1/31(1)	20,000	24,183,800
Massachusetts School Building Authority, Dedicated Sales Tax Revenue, 5.00%, 8/15/37(1)	20,200	25,116,882
New York City Transitional Finance Authority, NY, Future Tax Revenue, 5.00%, 2/1/37(1)	20,000	23,831,800
New York Convention Center Development Corp., Hotel Occupancy Tax, 5.00%, 11/15/45(1)	13,000	15,883,140
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 6/15/31	10,000	12,291,800
New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/34	3,285	3,957,900
New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/35(2)	12,040	14,472,441

		$135,831,654

Transportation — 14.8%
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.25%, 11/1/30	$3,205	$3,964,104
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.25%, 11/1/31	4,950	6,110,923
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/35	8,275	9,353,481
Illinois Toll Highway Authority, 5.00%, 1/1/37(1)	10,000	12,254,700
Kansas Department of Transportation, 5.00%, 9/1/35(1)	10,000	12,635,600
Los Angeles Department of Airports, CA, (Los Angeles International Airport), 5.25%, 5/15/28	3,285	3,829,325

Security	Principal Amount (000’s omitted)	Value
Metropolitan Transportation Authority, NY, 5.25%, 11/15/32	$4,380	$5,558,395
Metropolitan Transportation Authority, NY, 5.25%, 11/15/38	4,640	5,574,125
Metropolitan Transportation Authority, NY, 5.25%, 11/15/40	4,735	5,518,264
Miami-Dade County, FL, (Miami International Airport), 5.00%, 10/1/41	10,825	12,179,965
Miami-Dade County, FL, Aviation Revenue, 5.00%, 10/1/37	4,615	5,608,517
New Jersey Transportation Trust Fund Authority, (Transportation System), 5.00%, 12/15/24	10,000	11,407,200
New York City Transitional Finance Authority, 3.00%, 2/1/39(1)	15,000	15,511,650
Orlando-Orange County Expressway Authority, FL, 5.00%, 7/1/35	2,915	3,306,922
Orlando-Orange County Expressway Authority, FL, 5.00%, 7/1/40	2,590	2,936,050
Pennsylvania Turnpike Commission, 6.00%, 12/1/34	4,280	5,129,109
Port Authority of New York and New Jersey, 5.00%, 12/1/34(1)	14,360	17,785,434
Port Authority of New York and New Jersey, 5.00%, 7/15/39	5,000	5,717,650
Triborough Bridge and Tunnel Authority, NY, 5.00%, 11/15/33	5,000	5,392,100

		$149,773,514

Water and Sewer — 15.7%
California Department of Water Resources, (Central Valley Project), 5.25%, 12/1/35(1)	$10,000	$11,880,800
Charleston, SC, Waterworks and Sewer Revenue, 5.00%, 1/1/45(1)	25,000	30,727,750
Dallas, TX, Waterworks and Sewer System, 5.00%, 10/1/41(1)(3)	15,000	18,798,000
Detroit, MI, Sewage Disposal System, 5.00%, 7/1/32	1,070	1,220,164
Detroit, MI, Sewage Disposal System, 5.25%, 7/1/39	1,965	2,242,124
Detroit, MI, Water Supply System, 5.25%, 7/1/41	2,910	3,278,290
Honolulu City and County, HI, Wastewater System, 5.25%, 7/1/36(1)	9,750	11,487,937
King County, WA, Sewer Revenue, 5.00%, 1/1/34(1)	10,000	11,641,700
Marco Island, FL, Utility System, 5.00%, 10/1/34	1,445	1,657,877
Marco Island, FL, Utility System, 5.00%, 10/1/40	6,325	7,262,428
Metropolitan St. Louis Sewer District, MO, 5.00%, 5/1/35(1)	8,750	10,987,113
Metropolitan St. Louis Sewer District, MO, 5.00%, 5/1/36(1)	7,925	9,914,492
New York City Municipal Water Finance Authority, NY, 5.00%, 6/15/31	10,000	12,121,100
Portland, OR, Water System, 5.00%, 5/1/36	5,385	6,253,708
Texas Water Development Board, 5.00%, 10/15/40(1)	15,500	19,246,350

		$158,719,833

Total Tax-Exempt Investments — 160.6% (identified cost $1,435,621,745)		$1,620,352,668

Other Assets, Less Liabilities — (60.6)%		$(611,323,163)

Net Assets — 100.0%		$1,009,029,505

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

At June 30, 2016, the concentration of the Fund’s investments in the various states and territories, determined as a percentage of total investments, is as follows:

New York	12.4%
Others, representing less than 10% individually	87.6%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at June 30, 2016, 36.0% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.2% to 12.5% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(2)	Security (or a portion thereof) has been segregated to cover payable for when-issued securities.

(3)	When-issued security.

Futures Contracts

Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Depreciation
Interest Rate Futures
U.S. Long Treasury Bond	229	Short	Sep-16	$(37,252,003)	$(39,466,719)	$(2,214,716)

Abbreviations:

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

BAM	-	Build America Mutual Assurance Co.

BHAC	-	Berkshire Hathaway Assurance Corp.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

PSF	-	Permanent School Fund

XLCA	-	XL Capital Assurance, Inc.

At June 30, 2016, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund enters into U.S. Treasury futures contracts to hedge against changes in interest rates.

At June 30, 2016, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $2,214,716.

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$812,805,041

Gross unrealized appreciation	$191,081,216
Gross unrealized depreciation	(1,528,589)

Net unrealized appreciation	$189,552,627

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2016, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$1,620,352,668	$—	$1,620,352,668
Total Investments	$—	$1,620,352,668	$—	$1,620,352,668

Liability Description
Futures Contracts	$(2,214,716)	$—	$—	$(2,214,716)
Total	$(2,214,716)	$—	$—	$(2,214,716)

The Fund held no investments or other financial instruments as of September 30, 2015 whose fair value was determined using Level 3 inputs. At June 30, 2016, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Municipal Bond Fund

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	August 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	August 22, 2016

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	August 22, 2016